SCHEDULE OF LEASE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Beginning balance	$ 78,949	$ 53,128
Addition		57,357	66,432
Interest expense	5,714	9,812	7,233
Lease payments	(41,661)	(43,932)	(20,962)
Foreign exchange movement	(196)	2,584	425
Ending balance	42,806	78,949	53,128
Current liability	39,493	51,963	21,202
Long-term liability	$ 3,313	$ 26,986	$ 31,926